Intangible Assets, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 407	$ 399	$ 878	$ 636	$ 1,543	$ 841
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life			5 years 6 months		6 years
[custom:ImpairmentChargesOfFinitelivedIntangibleAssetsExcludingGoodwill]					$ 1,333
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life			12 years 1 month 6 days		12 years 7 months 6 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life			1 year 4 months 24 days		1 year 10 months 24 days
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life					3 months